Short-Term Investments (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Investments [Line Items]
Short-term investments	¥ 31,789			$ 4,438	¥ 9,085
Investment income	¥ 404	$ 56	¥ 366
Minimum [Member]
Schedule of Investments [Line Items]
Percentage of expected rate of return	1.51%	1.51%
Maximum [Member]
Schedule of Investments [Line Items]
Percentage of expected rate of return	2.25%	2.25%